Derivative Financial Instruments (Details) - Foreign Currency Forward Contracts € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) contract	Sep. 30, 2024 EUR (€)
Derivative [Line Items]
Notional amount | €			€ 450
Number of contracts | contract		2
Realize gain on derivative	$ 61
Unrealized loss on derivative		$ 34
Non-designated Hedges
Derivative [Line Items]
Notional amount	291	942
Cash Flow Hedging | Designated Hedges
Derivative [Line Items]
Notional amount	$ 88	$ 68